Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Other Than Goodwill - Favorable lease terms (Table)

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2017	$—	$—	$—
Additions/Amortization	36,900	(255)	36,645
Balance at December 31, 2018	$36,900	$(255)	$36,645
Amortization	—	(3,957)	(3,957)
Impairment	(36,900)	4,212	(32,688)
Balance at December 31, 2019	$—	$—	$—
Balance at December 31, 2020	$—	$—	$—

Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table)

	December 31, 2020	December 31, 2019	December 31, 2018
Favorable lease terms charter-out	$—	$(3,957)	$(255)
Total	$—	$(3,957)	$(255)